SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 30	$ 234	$ 195
Payment of bank advisory fees	(2,890)	0	0
Accounts payable and other liabilities	(102)	(973)	(697)
Net change in non-cash working capital	$ (2,962)	$ (739)	$ (502)